John Hancock
Multi-Index Lifestyle Portfolios
Quarterly portfolio holdings 11/30/2021

Portfolios’ investments
MULTI-INDEX LIFESTYLE AGGRESSIVE PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 65.4%
Equity - 65.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	22,637,303	$332,768,354

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $274,562,187)		$332,768,354
UNAFFILIATED INVESTMENT COMPANIES - 33.7%
Exchange-traded funds - 33.7%
Financial Select Sector SPDR Fund	202,977	7,705,007
iShares Global Infrastructure ETF	50,996	2,312,669
iShares MSCI Global Min Vol Factor ETF	85,210	8,834,573
Vanguard Dividend Appreciation ETF	40,676	6,589,105
Vanguard Emerging Markets Government Bond ETF (C)	34,320	2,626,510
Vanguard Energy ETF	92,499	7,080,798
Vanguard FTSE All World ex-US Small-Cap ETF	38,193	5,031,164
Vanguard FTSE Emerging Markets ETF (C)	383,781	18,878,187
Vanguard Global ex-U.S. Real Estate ETF	41,728	2,302,968
Vanguard Health Care ETF (C)	31,020	7,698,544
Vanguard Information Technology ETF	8,839	3,957,132
Vanguard Materials ETF	24,631	4,539,986
Vanguard Mid-Cap ETF	176,257	43,369,797
Vanguard Real Estate ETF	65,175	6,956,780
Vanguard S&P 500 ETF	40,781	17,089,686
Vanguard Small-Cap ETF	114,600	25,171,890
Xtrackers USD High Yield Corporate Bond ETF	33,452	1,310,649

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $130,364,735)		$171,455,445
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
U.S. Government - 1.0%
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	$2,591,000	1,604,143
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	456,000	267,515
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	3,589,000	2,137,300
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	2,113,000	1,325,273

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,633,420)		$5,334,231
SHORT-TERM INVESTMENTS - 1.2%
Short-term funds - 1.2%
John Hancock Collateral Trust, 0.0000% (D)(E)	569,755	5,700,458
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	199,497	199,497

TOTAL SHORT-TERM INVESTMENTS (Cost $5,899,937)		$5,899,955
Total investments (Cost $415,460,279) - 101.3%		$515,457,985
Other assets and liabilities, net - (1.3%)		(6,432,636)
TOTAL NET ASSETS - 100.0%		$509,025,349
MULTI-INDEX LIFESTYLE GROWTH PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 50.7%
Equity - 50.7%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	39,284,116	$577,476,499

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $471,324,100)		$577,476,499
UNAFFILIATED INVESTMENT COMPANIES - 45.4%
Exchange-traded funds - 45.4%
Financial Select Sector SPDR Fund	377,594	14,333,468
Invesco Senior Loan ETF	1,518,081	33,094,166
iShares Global Infrastructure ETF (C)	90,763	4,116,102
iShares MSCI Global Min Vol Factor ETF	409,434	42,450,117
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	187,761	5,351,189
Vanguard Dividend Appreciation ETF	182,515	29,565,605
Vanguard Emerging Markets Government Bond ETF	365,455	27,968,271
Vanguard Energy ETF	162,884	12,468,770
Vanguard FTSE All World ex-US Small-Cap ETF	43,381	5,714,579
Vanguard FTSE Developed Markets ETF	115,480	5,739,356
Vanguard FTSE Emerging Markets ETF	615,545	30,278,659
Vanguard Global ex-U.S. Real Estate ETF	74,075	4,088,199
Vanguard Health Care ETF (C)	57,364	14,236,598
Vanguard Information Technology ETF	17,007	7,613,864
Vanguard Intermediate-Term Corporate Bond ETF	452,153	42,231,090
Vanguard Materials ETF	44,092	8,127,037
Vanguard Mid-Cap ETF	325,755	80,155,276
Vanguard Real Estate ETF	116,094	12,391,874
Vanguard S&P 500 ETF	45,234	18,955,760
Vanguard Short-Term Bond ETF (C)	39,470	3,209,700
Vanguard Short-Term Corporate Bond ETF	83,839	6,837,070
Vanguard Small-Cap ETF	219,625	48,240,631
Vanguard Total Bond Market ETF	344,648	29,439,832
Xtrackers USD High Yield Corporate Bond ETF (C)	757,892	29,694,209

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $428,091,855)		$516,301,422
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.1%
U.S. Government - 4.1%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$2,427,697	2,528,883
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	6,577,424	7,058,013
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	7,939,677	8,541,200
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	1,844,950	2,000,437
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	12,805,000	7,927,848
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	2,256,000	1,323,497
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	17,737,000	10,562,634
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	10,442,000	6,549,217
2	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

MULTI-INDEX LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $43,268,388)		$46,491,729
SHORT-TERM INVESTMENTS - 3.0%
Short-term funds - 3.0%
John Hancock Collateral Trust, 0.0000% (D)(E)	3,404,213	$34,059,489
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	1,053	1,053

TOTAL SHORT-TERM INVESTMENTS (Cost $34,059,861)		$34,060,542
Total investments (Cost $976,744,204) - 103.2%		$1,174,330,192
Other assets and liabilities, net - (3.2%)		(36,194,186)
TOTAL NET ASSETS - 100.0%		$1,138,136,006
MULTI-INDEX LIFESTYLE BALANCED PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 37.2%
Equity - 37.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	28,357,737	$416,858,734

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $329,260,755)		$416,858,734
UNAFFILIATED INVESTMENT COMPANIES - 54.5%
Exchange-traded funds - 54.5%
Financial Select Sector SPDR Fund	292,699	11,110,854
Invesco Senior Loan ETF (C)	2,848,264	62,092,155
iShares Global Infrastructure ETF (C)	66,144	2,999,630
iShares MSCI Global Min Vol Factor ETF	484,253	50,207,351
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	352,056	10,033,596
Vanguard Dividend Appreciation ETF	214,434	34,736,164
Vanguard Emerging Markets Government Bond ETF	684,409	52,377,821
Vanguard Energy ETF	116,832	8,943,490
Vanguard FTSE Developed Markets ETF	113,071	5,619,629
Vanguard FTSE Emerging Markets ETF	362,468	17,829,801
Vanguard Global ex-U.S. Real Estate ETF	54,110	2,986,331
Vanguard Health Care ETF (C)	45,046	11,179,516
Vanguard Information Technology ETF	12,559	5,622,539
Vanguard Intermediate-Term Corporate Bond ETF	926,234	86,510,257
Vanguard Materials ETF	32,198	5,934,735
Vanguard Mid-Cap ETF	228,443	56,210,685
Vanguard Real Estate ETF	84,349	9,003,412
Vanguard S&P 500 ETF	11,942	5,004,415
Vanguard Short-Term Bond ETF	85,308	6,937,247
Vanguard Short-Term Corporate Bond ETF	224,193	18,282,939
Vanguard Small-Cap ETF	160,260	35,201,109
Vanguard Total Bond Market ETF	648,427	55,388,634
Xtrackers USD High Yield Corporate Bond ETF (C)	1,417,304	55,529,971
MULTI-INDEX LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $540,232,193)		$609,742,281
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.3%
U.S. Government - 8.3%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$4,825,686	$5,026,819
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	13,076,298	14,031,736
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	15,783,784	16,979,591
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	3,667,936	3,977,060
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	25,714,000	15,920,084
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	4,541,000	2,664,006
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	35,626,000	21,215,787
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	20,973,000	13,154,255

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $86,472,711)		$92,969,338
SHORT-TERM INVESTMENTS - 4.4%
Short-term funds - 4.4%
John Hancock Collateral Trust, 0.0000% (D)(E)	4,978,016	49,805,549
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	1,053	1,053

TOTAL SHORT-TERM INVESTMENTS (Cost $49,807,417)		$49,806,602
Total investments (Cost $1,005,773,076) - 104.4%		$1,169,376,955
Other assets and liabilities, net - (4.4%)		(49,557,220)
TOTAL NET ASSETS - 100.0%		$1,119,819,735
MULTI-INDEX LIFESTYLE MODERATE PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 24.3%
Equity - 24.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,384,077	$79,145,933

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $61,634,969)		$79,145,933
UNAFFILIATED INVESTMENT COMPANIES - 67.2%
Exchange-traded funds - 67.2%
Invesco Senior Loan ETF	1,117,797	24,367,975
iShares Global Infrastructure ETF	12,749	578,167
iShares MSCI Global Min Vol Factor ETF	159,325	16,518,816
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	138,420	3,944,970
Vanguard Dividend Appreciation ETF	70,397	11,403,610
Vanguard Emerging Markets Government Bond ETF	269,423	20,618,942
Vanguard Energy ETF	22,929	1,755,215
Vanguard FTSE Developed Markets ETF	34,521	1,715,694
Vanguard FTSE Emerging Markets ETF	24,712	1,215,583
Vanguard Global ex-U.S. Real Estate ETF	10,491	578,998
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	3

MULTI-INDEX LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Intermediate-Term Corporate Bond ETF	527,869	$49,302,965
Vanguard Materials ETF (C)	6,185	1,140,019
Vanguard Mid-Cap ETF	44,123	10,856,905
Vanguard Real Estate ETF	16,216	1,730,896
Vanguard S&P 500 ETF	2,820	1,181,749
Vanguard Short-Term Bond ETF (C)	24,855	2,021,209
Vanguard Short-Term Corporate Bond ETF	110,656	9,023,997
Vanguard Small-Cap ETF	26,275	5,771,304
Vanguard Total Bond Market ETF	391,711	33,459,954
Xtrackers USD High Yield Corporate Bond ETF (C)	547,168	21,438,042

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $205,374,494)		$218,625,010
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.3%
U.S. Government - 8.3%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$2,047,441	2,132,778
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	5,547,030	5,952,332
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	6,696,215	7,203,532
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	1,556,284	1,687,444
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	4,918,000	3,044,838
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	870,000	510,391
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	6,814,000	4,057,833
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	4,012,000	2,516,324

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $25,982,530)		$27,105,472
SHORT-TERM INVESTMENTS - 6.8%
Short-term funds - 6.8%
John Hancock Collateral Trust, 0.0000% (D)(E)	2,182,234	21,833,474
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	105,695	105,695

TOTAL SHORT-TERM INVESTMENTS (Cost $21,938,927)		$21,939,169
Total investments (Cost $314,930,920) - 106.6%		$346,815,584
Other assets and liabilities, net - (6.6%)		(21,323,591)
TOTAL NET ASSETS - 100.0%		$325,491,993
MULTI-INDEX LIFESTYLE CONSERVATIVE PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 10.2%
Equity - 10.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,750,562	$25,733,255

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $19,982,022)		$25,733,255
MULTI-INDEX LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 81.3%
Exchange-traded funds - 81.3%
Invesco Senior Loan ETF (C)	1,129,432	$24,621,618
iShares MSCI Global Min Vol Factor ETF	63,813	6,616,132
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	139,488	3,975,408
Vanguard Dividend Appreciation ETF	28,195	4,567,308
Vanguard Emerging Markets Government Bond ETF	271,170	20,752,640
Vanguard FTSE Developed Markets ETF	57,155	2,840,604
Vanguard FTSE Emerging Markets ETF	22,798	1,121,434
Vanguard Intermediate-Term Corporate Bond ETF	585,213	54,658,891
Vanguard Mid-Cap ETF	18,412	4,530,457
Vanguard S&P 500 ETF	10,827	4,537,163
Vanguard Short-Term Bond ETF	36,027	2,929,716
Vanguard Short-Term Corporate Bond ETF	115,278	9,400,921
Vanguard Small-Cap ETF	14,758	3,241,595
Vanguard Total Bond Market ETF	461,373	39,410,482
Xtrackers USD High Yield Corporate Bond ETF (C)	545,937	21,389,812

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $199,365,793)		$204,594,181
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.7%
U.S. Government - 8.7%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$2,643,968	2,754,167
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	7,165,395	7,688,945
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	8,649,013	9,304,277
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,010,201	2,179,615

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $22,186,445)		$21,927,004
SHORT-TERM INVESTMENTS - 10.2%
Short-term funds - 10.2%
John Hancock Collateral Trust, 0.0000% (D)(E)	2,536,856	25,381,498
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	286,326	286,326

TOTAL SHORT-TERM INVESTMENTS (Cost $25,667,599)		$25,667,824
Total investments (Cost $267,201,859) - 110.4%		$277,922,264
Other assets and liabilities, net - (10.4%)		(26,135,660)
TOTAL NET ASSETS - 100.0%		$251,786,604
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
4	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 11-30-21.
(D)	The rate shown is the annualized seven-day yield as of 11-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	5

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$332,768,354	$332,768,354	—	—
Unaffiliated investment companies	171,455,445	171,455,445	—	—
U.S. Government and Agency obligations	5,334,231	—	$5,334,231	—
Short-term investments	5,899,955	5,899,955	—	—
Total investments in securities	$515,457,985	$510,123,754	$5,334,231	—

Multi-Index Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$577,476,499	$577,476,499	—	—
Unaffiliated investment companies	516,301,422	516,301,422	—	—
U.S. Government and Agency obligations	46,491,729	—	$46,491,729	—
Short-term investments	34,060,542	34,060,542	—	—
Total investments in securities	$1,174,330,192	$1,127,838,463	$46,491,729	—

Multi-Index Lifestyle Balanced Portfolio
Investments in securities:
Assets
6	|

	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index Lifestyle Balanced Portfolio (continued)
Affiliated investment companies	$416,858,734	$416,858,734	—	—
Unaffiliated investment companies	609,742,281	609,742,281	—	—
U.S. Government and Agency obligations	92,969,338	—	$92,969,338	—
Short-term investments	49,806,602	49,806,602	—	—
Total investments in securities	$1,169,376,955	$1,076,407,617	$92,969,338	—

Multi-Index Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$79,145,933	$79,145,933	—	—
Unaffiliated investment companies	218,625,010	218,625,010	—	—
U.S. Government and Agency obligations	27,105,472	—	$27,105,472	—
Short-term investments	21,939,169	21,939,169	—	—
Total investments in securities	$346,815,584	$319,710,112	$27,105,472	—

Multi-Index Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$25,733,255	$25,733,255	—	—
Unaffiliated investment companies	204,594,181	204,594,181	—	—
U.S. Government and Agency obligations	21,927,004	—	$21,927,004	—
Short-term investments	25,667,824	25,667,824	—	—
Total investments in securities	$277,922,264	$255,995,260	$21,927,004	—
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index Lifestyle Aggressive Portfolio
John Hancock Collateral Trust	569,755	$2,647,466	$53,133,268	$(50,079,315)	$(310)	$(651)	$7,719	—	$5,700,458
Strategic Equity Allocation	22,637,303	331,984,929	8,444,636	(1,526,179)	175,782	(6,310,814)	—	—	332,768,354
					$175,472	$(6,311,465)	$7,719	—	$338,468,812
Multi-Index Lifestyle Growth Portfolio
John Hancock Collateral Trust	3,404,213	$47,516,032	$120,231,819	$(133,680,832)	$(2,480)	$(5,050)	$27,247	—	$34,059,489
Strategic Equity Allocation	39,284,116	579,669,220	10,681,953	(2,508,826)	305,245	(10,671,093)	—	—	577,476,499
					$302,765	$(10,676,143)	$27,247	—	$611,535,988
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index Lifestyle Balanced Portfolio
John Hancock Collateral Trust	4,978,016	$58,387,136	$239,971,706	$(248,544,010)	$(5,138)	$(4,145)	$51,078	—	$49,805,549
Strategic Equity Allocation	28,357,737	420,763,355	4,604,819	(982,504)	152,035	(7,678,971)	—	—	416,858,734
					$146,897	$(7,683,116)	$51,078	—	$466,664,283
Multi-Index Lifestyle Moderate Portfolio
John Hancock Collateral Trust	2,182,234	$14,163,498	$28,155,953	$(20,483,382)	$(157)	$(2,438)	$12,859	—	$21,833,474
Strategic Equity Allocation	5,384,077	78,117,788	3,642,194	(1,193,492)	194,026	(1,614,583)	—	—	79,145,933
					$193,869	$(1,617,021)	$12,859	—	$100,979,407
Multi-Index Lifestyle Conservative Portfolio
John Hancock Collateral Trust	2,536,856	$15,836,169	$73,861,721	$(64,313,145)	$(1,045)	$(2,202)	$16,582	—	$25,381,498
Strategic Equity Allocation	1,750,562	25,171,742	2,418,512	(1,417,583)	261,450	(700,866)	—	—	25,733,255
					$260,405	$(703,068)	$16,582	—	$51,114,753
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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